Equity - Schedule of Stock Option-Based Expense (Details) (10-K) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Stock option-based expense	$ 2,241,907	$ 1,827,449	$ 2,550,521	$ 2,909,985
Research and Development Expense [Member]
Stock option-based expense	886,591	931,796	1,266,911	1,313,946
General and Administrative Expense [Member]
Stock option-based expense	419,193	392,672	570,765	470,748
Sales and Marketing Expense [Member]
Stock option-based expense	310,710	170,259	293,226	181,903
Cost of Goods Sold [Member]
Stock option-based expense	497,370	203,444	236,825	58,182
Board Option Expense [Member]
Stock option-based expense	$ 128,043	$ 129,278	$ 182,794	$ 885,206